Investment Strategy - VanEck Digital Native Economy ETF	Apr. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Digital Index tracks the performance of U.S.-listed companies that are shaping and driving the emerging next-generation economy. To be initially eligible for the Index, (i) companies must generate at least 50% of their revenues from one or more of the following activity categories: Millennial Finance (including digital brokerage platforms, digital asset exchanges, neobanks (banks that offer their services exclusively using digital platforms), consumer credit scoring services, and electronic payment or BNPL (Buy Now, Pay Later) providers), Gig Economy and Online Forums (including ride-hailing, food and grocery delivery, online forums, and freelance or peer-to-peer marketplaces), or Digital Sports Betting and Video Game Developers (including online gambling platforms, iGaming software, digital lottery and casino services, video game developers and/or sports data and analytics providers); and (ii) all stocks must be listed on a U.S. exchange and have a market capitalization of greater than $150 million as of the end of the month prior to the month in which a rebalancing date occurs. Additionally, the Index has average trading volume criteria that are specified in the rulebook. The Index applies market capitalization and liquidity screens to eligible companies, requiring a minimum free float of 10%, minimum market capitalization of $150 million for new components (and $75 million for current components), and minimum trading volume thresholds. As of February 28, 2026, the Digital Index included 33 securities of companies with a market capitalization range of between approximately $5 billion and $195 billion and a weighted average market capitalization of $66 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Digital Index by investing in a portfolio of securities that generally replicates the Digital Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Digital Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Digital Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Digital Index concentrates in an industry or group of industries. As of February 27, 2026, the financials, communication services, consumer discretionary, industrials and information technology sectors represented a significant portion of the Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Digital Index concentrates in an industry or group of industries. As of February 27, 2026, the financials, communication services, consumer discretionary, industrials and information technology sectors represented a significant portion of the Index.